Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Sales revenue	¥ 21,688,767	¥ 20,428,802	¥ 16,907,725
Segment profit (loss)	1,213,486	1,381,977	780,769
Share of profit (loss) of investments accounted for using the equity method	982	110,817	117,445
Segment assets	30,775,867	29,774,150	24,670,067
Investments accounted for using the equity method	1,242,614	1,206,968	915,946
Depreciation and amortization	1,612,805	1,579,486	1,596,876
Capital expenditures	4,036,808	3,141,179	2,233,521
Impairment losses on non-financial assets	39,305	59,392	34,789
Provision (reversal) for credit and lease residual losses on receivables from financial services	70,963	50,057	27,018
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	21,688,767	20,428,802	16,907,725
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	22,021,292	20,685,796	17,123,276
Segment profit (loss)	1,213,486	1,381,977	780,769
Share of profit (loss) of investments accounted for using the equity method	982	110,817	117,445
Segment assets	30,413,268	28,441,388	23,340,223
Investments accounted for using the equity method	1,242,614	1,206,968	915,946
Depreciation and amortization	1,612,805	1,579,486	1,596,876
Capital expenditures	4,036,808	3,141,179	2,233,521
Impairment losses on non-financial assets	39,305	59,392	34,789
Provision (reversal) for credit and lease residual losses on receivables from financial services	70,963	50,057	27,018
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	21,688,767	20,428,802	16,907,725
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	332,525	256,994	215,551
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	3,626,603	3,220,168	2,908,983
Segment profit (loss)	663,443	556,232	488,709
Share of profit (loss) of investments accounted for using the equity method	59,060	53,843	49,119
Segment assets	2,248,809	2,047,270	1,580,521
Investments accounted for using the equity method	107,889	119,598	110,665
Depreciation and amortization	72,443	72,590	65,746
Capital expenditures	94,688	74,006	59,101
Impairment losses on non-financial assets	99	33	4,662
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,626,603	3,220,168	2,908,983
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	14,467,856	13,791,515	10,781,717
Segment profit (loss)	243,853	560,649	(16,629)
Share of profit (loss) of investments accounted for using the equity method	(59,867)	55,392	66,973
Segment assets	11,874,764	11,690,446	10,082,519
Investments accounted for using the equity method	1,117,102	1,076,481	795,973
Depreciation and amortization	642,506	655,250	600,617
Capital expenditures	797,831	598,475	613,351
Impairment losses on non-financial assets	18,477	44,652	24,777
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	14,169,240	13,567,565	10,593,519
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	298,616	223,950	188,198
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	3,512,223	3,251,784	2,956,144
Segment profit (loss)	315,634	273,978	285,857
Share of profit (loss) of investments accounted for using the equity method
Segment assets	15,713,348	14,118,371	11,197,017
Investments accounted for using the equity method
Depreciation and amortization	881,500	834,246	908,942
Capital expenditures	3,125,821	2,451,930	1,546,683
Impairment losses on non-financial assets	20,660	14,646	5,259
Provision (reversal) for credit and lease residual losses on receivables from financial services	70,963	50,057	27,018
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	3,507,766	3,248,808	2,954,098
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	4,457	2,976	2,046
Operating segments [member] | Power products and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	414,610	422,329	476,432
Segment profit (loss)	(9,444)	(8,882)	22,832
Share of profit (loss) of investments accounted for using the equity method	1,789	1,582	1,353
Segment assets	576,347	585,301	480,166
Investments accounted for using the equity method	17,623	10,889	9,308
Depreciation and amortization	16,356	17,400	21,571
Capital expenditures	18,468	16,768	14,386
Impairment losses on non-financial assets	69	61	91
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Power products and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	385,158	392,261	451,125
Operating segments [member] | Power products and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	29,452	30,068	25,307
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(332,525)	(256,994)	(215,551)
Segment profit (loss)
Share of profit (loss) of investments accounted for using the equity method
Segment assets	362,599	1,332,762	1,329,844
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (332,525)	¥ (256,994)	¥ (215,551)